Share warrant obligations - Warrant Obligations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Share warrant obligation
Beginning Balance	$ 22,029
Fair value adjustment	(4,764)
Ending Balance	17,265
Public Warrants
Share warrant obligation
Beginning Balance	10,372
Fair value adjustment	(598)
Ending Balance	9,774
Private Warrants
Share warrant obligation
Beginning Balance	11,657
Fair value adjustment	(4,166)
Ending Balance	$ 7,491